Bank Borrowings (Tables)	12 Months Ended
Oct. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of October 31,
	2025	2024
	US$	US$
US$ - secured	43,849	44,204
Singapore dollars - secured	166,124	163,301
Hong Kong dollars - secured	50,135	50,069
British Pound - unsecured	15	24
	260,123	257,598
Presented as:
Current	83,305	83,374
Non-current	176,818	174,224
	260,123	257,598